Intangible assets (Details 1) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Beginning balance	₩ 5,242	₩ 6,009	₩ 6,009	₩ 8,769
Acquisition			1,536
Amortization	(1,167)	(1,136)	(2,303)	(2,760)
Ending balance	4,075	4,873	5,242	6,009
Computer software [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,027	1,540	1,540	2,052
Acquisition
Amortization	(256)	(256)	(513)	(512)
Ending balance	771	1,284	1,027	1,540
Patent [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,829	4,466	4,466	6,714
Acquisition
Amortization	(757)	(880)	(1,637)	(2,248)
Ending balance	2,072	3,586	2,829	4,466
Brand [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,386	3	3	3
Acquisition			1,536
Amortization	(154)		(153)
Ending balance	₩ 1,232	₩ 3	₩ 1,386	₩ 3